Provisions and other liabilities	12 Months Ended
Dec. 31, 2018
Statements Line Items
Provisions and other liabilities [Text Block]

18.                  Provisions and other liabilities

	2018			2017
	DSU and	Share exchange	DSU and
	RSU(i)	rights(ii)	RSU(i)	Total
	$	$	$	$

Balance – January 1	7,668	10,692	5,894	16,586
Accretion expense	-	299	-	299
New liabilities	3,229	988	7,053	8,041
Settlement of liabilities	(3,117)	(11,979)	(5,539)	(17,518)
Transfer - RSU to be settled in equity (Note 22)	(2,426)	-	-	-
Extinguished liabilities	-	-	(59)	(59)
Revision of estimates	(1,860)	-	319	319

Balance – December 31	3,494	-	7,668	7,668

Current portion	3,494	-	5,632	5,632
Non-current portion	-	-	2,036	2,036

	3,494	-	7,668	7,668

(i)                   The Deferred Share Units and Restricted Share Units Plans are described in Note 22.

(ii)               The liability related to share exchange rights represented a put option held by the non-controlling shareholders in Mines Coulon Inc., a subsidiary of the Company. On October 20, 2017 (or before under certain conditions), the non-controlling shareholders had the option to convert their shares of Mines Coulon Inc. for an amount corresponding to 75% of the cost of their investment, such amount to be settled by the issuance of a variable number of common shares of the Company based on the fair market value of the Company’s shares at the time of conversion. In October 2017, the exercise date of the option was postponed by one month to November 20, 2017. In November 2017, the share exchange rights were exercised by the non-controlling interests and 772,810 common shares were issued. The put option was initially measured at the present value of the redemption amount of the option. The financial liability was subsequently measured at amortized cost using the effective interest method with any differences recognized as finance costs in the consolidated statement of loss. In 2017, prior to the exercise of the share exchange rights, the non-controlling interests had invested $1.3 million in Mines Coulon Inc.